BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated April 8, 2015 to the

Blackstone Alternative Multi-Strategy Fund

Prospectus and Statement of Additional Information,

each dated August 29, 2014

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees, Blackstone Senfina Advisors L.L.C. (“Senfina”) will serve as a sub-adviser to the Fund.

Effective immediately, the Fund’s Prospectus and Statement of Additional Information are revised as follows:

The lists of sub-advisers to the Fund in the “Principal Investment Strategies” section on page 4 of the Prospectus and “More on the Fund’s Investment Strategies, Investments, and Risks” section on pages 13-14 of the Prospectus are amended and restated as follows:

Sub-Adviser	Strategy
AlphaParity, LLC	Quantitative Strategies
Bayview Asset Management, LLC	Fundamental Strategies
Blackstone Senfina Advisors L.L.C.	Fundamental Strategies
Boussard & Gavaudan Investment Management, LLP	Multi-Strategy Strategies
BTG Pactual Asset Management US, LLC	Global Macro Strategies
Caspian Capital LP	Opportunistic Trading Strategies
Cerberus Sub-Advisory I, LLC	Opportunistic Trading Strategies
Chatham Asset Management, LLC	Opportunistic Trading Strategies
EMSO Partners Limited	Fundamental Strategies
Good Hill Partners LP	Fundamental Strategies
GS Investment Strategies, LLC	Fundamental Strategies
HealthCor Management, L.P.	Fundamental Strategies
Rail-Splitter Capital Management, LLC	Fundamental Strategies
Sorin Capital Management, LLC	Fundamental Strategies
Two Sigma Advisers, LLC	Quantitative Strategies
Union Point Advisors, LLC	Fundamental Strategies
Verde Serviços Internacionais S.A.	Global Macro Strategies
Waterfall Asset Management, LLC	Fundamental Strategies
Wellington Management Company LLP	Fundamental Strategies